RETIREMENT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.14%	4.92%	4.14%
Projected salary increase (as a percent)	4.32%	4.32%	4.32%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)	4.92%	4.14%	4.85%
Expected return on plan assets (as a percent)	7.75%	8.25%	8.25%
Projected salary increase (as a percent)	4.32%	4.32%	4.08%
U.S. Pension | Corporate bonds | Maximum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities	30 years
U.S. Pension | Corporate bonds | Minimum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities	6 months
International Pension
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	3.02%	4.09%	4.04%
Projected salary increase (as a percent)	2.66%	2.73%	2.74%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)	4.45%	4.34%	5.17%
Expected return on plan assets (as a percent)	6.90%	6.79%	6.87%
Projected salary increase (as a percent)	3.58%	3.70%	3.59%
U.S. Postretirement Health Care
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)	4.08%	4.77%	3.95%
Projected salary increase (as a percent)	0.00%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)	4.77%	3.95%	4.80%
Expected return on plan assets (as a percent)	7.75%	8.25%	8.25%
Projected salary increase (as a percent)	0.00%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care (as a percent)	7.50%
Rate of per capita cost of covered health care in 2023 (as a percent)	5.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase	(0.1)
Effect on total of service and interest cost components, decrease	0.1
Effect on postretirement benefit obligation, increase	1.0
Effect on postretirement benefit obligation, decrease	(1.5)